Note 6 - Allowance for Loan Losses and Credit Quality Information - Financial Effects of Troubled Debt Restructurings (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Number of Contracts	3	14
Pre- modification Outstanding Recorded Investment	$ 387	$ 586
Post- modification Outstanding Recorded Investment	$ 394	$ 591
Residential Portfolio Segment [Member]
Number of Contracts	1	4
Pre- modification Outstanding Recorded Investment	$ 94	$ 215
Post- modification Outstanding Recorded Investment	$ 101	$ 220
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Number of Contracts	2	0
Pre- modification Outstanding Recorded Investment	$ 293	$ 0
Post- modification Outstanding Recorded Investment	$ 293	$ 0
Consumer Portfolio Segment [Member]
Number of Contracts	0	10
Pre- modification Outstanding Recorded Investment	$ 0	$ 371
Post- modification Outstanding Recorded Investment	$ 0	$ 371